Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Noncurrent
Pension and other employee benefits	$ 1,211	$ 1,492
Deferred tax liabilities	280	93
Litigation reserves	27	19
Business optimization reserves	12	11
All other	135	128
Other long-term liabilities	$ 1,665	$ 1,743